Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2024
Current and non-current inventories
Schedule of current and non-current inventories
(€ million)	December 31, 2024	December 31, 2023
Raw and auxiliary materials and consumables	1,436	1,292
Components and spare parts for drilling operations, plans and equipment	1,721	1,628
Semi-finished, finished products and goods	3,092	3,260
Other	10	6
Current inventories	6,259	6,186